Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD SCOTTSDALE FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 04, 2025
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2025